Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer to Level 3	$ 309.4	$ 56.3
Transfer out of level 3	$ 173.6	$ 115.6
Level 3 | Assets, Total
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Percent of total assets (less than)	1.00%
Structured securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Transfer to Level 3	$ 134.1
Transfer out of level 3	$ 59.3